Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Accrued liabilities

7. Accrued liabilities

The Company’s accrued liabilities are comprised of the following:

	September 30, 2021 $	December 31, 2020 $
Development cost liability	1,123	1,191
Accrued audit and legal	411	84
Share capital cost accrual	557	—
Payroll accruals	337	316
Accrued Director fees	100	119
Accrued liabilities	419	130
	2,947	1,840

11. Accrued liabilities

The Company’s accrued liabilities are comprised of the following:

	December 31,
	2020 $	2019 $
Development cost liability (Note 24)	1,191	300
Payroll accruals	316	716
Hospital expense accruals	—	265
Accrued Board member fees	119	69
Accrued audit and legal	84	117
Accrued liabilities	130	409
	1,840	1,876